UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-09054

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CREDIT SUISSE OPPORTUNITY FUNDS
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(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010
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(Address of Principal Executive Offices)           (Zip Code)

J. Kevin Gao, Esq.

Credit Suisse Opportunity Funds

Eleven Madison Avenue

New York, New York  10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2006 to October 31, 2007

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2007

■  CREDIT SUISSE
  HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2007; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse High Income Fund
Annual Investment Adviser's Report
October 31, 2007 (unaudited)

November 30, 2007

Dear Shareholder:

Performance Summary
11/01/06 – 10/31/07

Fund & Benchmarks	Performance
Common[1]	7.02%
Class A1,2	6.74%
Class B1,2	6.01%
Class C1,2	6.02%
Merrill Lynch US High-Yield Master II Constrained Index[3]	6.96%

Performance for the Fund's Class A, Class B and Class C shares is without the maximum sales charge of 4.75%, 4.00% and 1.00%, respectively.2

Market Review: Market rallies in response to Federal Reserve rate cuts

Although the high yield market posted positive returns for the twelve months ended October 31, 2007, the period was one of contrasts. Initially, a solid economic backdrop, strong credit fundamentals, and growing demand for yield all contributed to the market's strength. However, concerns over sub-prime mortgages, tougher credit conditions, and shelved leveraged buyout deals weighed heavily on the market during the summer months — resulting in a significant sell off. Finally, in response to the Federal Reserve's reduction in interest rates, the market rallied considerably and liquidity improved, along with the pace of the new issue volume. More recently, momentum has slowed amidst liquidity headlines and their potential to cause additional market volatility.

All told, the Merrill Lynch US High Yield Master II Constrained benchmark posted returns of 6.96% for the annual period ended October 31, 2007. Lower rated securities outperformed the broader market with returns of 8.08%, while the more interest rate sensitive BB-rated securities underperformed, returning about 6.18%. The average yield spread between high yield bonds and Treasury securities widened 102 basis points to +440, after reaching historical lows (+252) in June.

Apart from the homebuilding sector, credit fundamentals have remained sound against this more volatile backdrop. Defaults, as reported by Moody's Investor Services (at 1.13% for October), continue to hover near ten-year lows.

Technical concerns relating to an overhang in new issue supply continue to weigh on the market although the pace of new issuance has picked up in the last two months. Issuers have selectively participated in the new issue market with a total of $25 billion priced during September and October.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Strategic Review and Market Outlook: In general, credit fundamentals appear intact

Both an overweight to lower rated securities and an underweight to BB-rated securities contributed to performance. Further, superior sector and/or security selection in diversified capital goods, media-cable, and integrated telecommunications also contributed to performance. Security selection in retailers and electric-generation hurt returns relative to the benchmark.

Over the period, the Fund had emphasized the B-rated and CCC-rated issuers. However, while corporate balance sheets are strong, we expect growth to be slower in the year ahead. The distress ratio, which had been supportive of low defaults, now points to a modest increase in default rates for 2008. As a result, we have used periods of volatility to add to positions in the names we like — particularly in the higher rated issuers. At the sector level, we remain constructive on corporate spending and the commercial cycle broadly. In contrast, we are cautious with respect to consumer driven industries and have sought to limit exposures to them given high energy prices and weak housing data.

In our opinion, the risk of sub-prime contagion to other sectors of the economy still remains. Credit fundamentals, outside of the housing sector, appear intact but third quarter earnings have been volatile. Furthermore, while new issuance has been well received and we expect the new issue calendar to be well-managed, the continuing supply overhang may cap returns in the near-term. In the coming months we expect continued volatility and will look to selectively add higher quality issuers in the secondary market and take advantage of new issue opportunities.

The Credit Suisse High Yield Management Team

Martha Metcalf
Wing Chan

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse High Income Fund1 Common Class shares and the
Merrill Lynch US High Yield Master II Constrained
Index3 from Inception (08/01/00).

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse High Income Fund1 Class A shares2 and Class B
shares2 and the Merrill Lynch US High Yield Master II Constrained
Index3 from Inception (03/08/99).

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse High Income Fund1 Class C shares2 and the
Merrill Lynch US High Yield Master II Constrained
Index3 from Inception (02/28/00).

Average Annual Returns as of September 30, 20071

	1 Year	5 Years	Since Inception
Common Class	7.68%	11.01%	7.22%
Class A Without Sales Charge	7.53%	10.80%	6.55%
Class A With Maximum Sales Charge	2.39%	9.74%	5.94%
Class B Without CDSC	6.66%	9.97%	5.70%
Class B With CDSC	2.71%	9.97%	5.70%
Class C Without CDSC	6.66%	9.96%	5.90%
Class C With CDSC	5.67%	9.96%	5.90%

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Average Annual Returns as of October 31, 20071

	1 Year	5 Years	Since Inception
Common Class	7.02%	11.31%	7.28%
Class A Without Sales Charge	6.74%	11.07%	6.58%
Class A With Maximum Sales Charge	1.68%	9.99%	5.98%
Class B Without CDSC	6.01%	10.26%	5.75%
Class B With CDSC	2.09%	10.26%	5.75%
Class C Without CDSC	6.02%	10.26%	5.95%
Class C With CDSC	5.04%	10.26%	5.95%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 1.68%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 2.09%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 5.04%.

3  The Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2007.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended October 31, 2007

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 5/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/07	$996.90	$994.50	$992.00	$992.00
Expenses Paid per $1,000*	$4.28	$5.53	$9.29	$9.29
Hypothetical 5% Fund Return
Beginning Account Value 5/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/07	$1,020.92	$1,019.66	$1,015.88	$1,015.88
Expenses Paid per $1,000*	$4.33	$5.60	$9.40	$9.40
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.85%	1.10%	1.85%	1.85%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Credit Quality Breakdown*

Ratings S&P
BBB	1.4%
BB	21.4%
B	48.9%
CCC	25.7%
CC	0.8%
NR	1.8%
Total	100.0%

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse High Income Fund
Schedule of Investments
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (87.0%)
Aerospace & Defense (1.7%)
$100	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(B, B3)	02/01/18	7.625	$102,750
100	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	100,500
300	Hawker Beechcraft Acquisition Co., Rule 144A, Senior Notes (Callable 04/01/11 @ $104.25)‡	(B-, B3)	04/01/15	8.500	306,000
275	Hawker Beechcraft Acquisition Co., Rule 144A, Senior Subordinated Notes (Callable 04/01/12 @ $104.88)‡§	(B-, Caa1)	04/01/17	9.750	280,500
350	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	343,000
250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	255,625
					1,388,375
Agriculture (0.3%)
250	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/08 @ $104.00)‡	(B, Caa1)	11/01/10	10.500	263,750
Auto Loans (4.4%)
275	Ford Motor Credit Co. LLC, Global Notes	(B, B1)	06/15/10	7.875	265,262
675	Ford Motor Credit Co. LLC, Senior Unsecured Notes§	(B, B1)	12/15/16	8.000	625,887
800	Ford Motor Credit Co., Global Notes§	(B, B1)	10/01/13	7.000	718,935
225	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	224,028
675	General Motors Acceptance Corp., Global Notes	(BB+, Ba1)	12/01/14	6.750	598,922
1,250	GMAC LLC, Senior Unsubordinated Notes	(BB+, Ba1)	12/15/11	6.000	1,110,045
150	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)	(B, B3)	12/15/14	9.500	159,563
					3,702,642
Auto Parts & Equipment (1.6%)
350	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(CCC+, B2)	12/01/11	9.000	353,500
100	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(BB, Ba3)	03/01/17	7.875	98,000
600	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(B, Ba3)	07/01/15	9.000	659,250
225	Visteon Corp., Global Senior Notes§	(CCC+, Caa2)	08/01/10	8.250	210,375
					1,321,125
Automotive (2.3%)
495	Ford Motor Co., Global Notes	(CCC+, Caa1)	07/16/31	7.450	393,525
875	General Motors Corp., Global Debentures§	(B-, Caa1)	07/15/33	8.375	800,625
750	General Motors Corp., Global Senior Notes§	(B-, Caa1)	07/15/13	7.125	697,500
					1,891,650

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Beverages (0.3%)
$275	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	$278,438
Brokerage (0.3%)
300	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)§	(BB-, Ba2)	12/01/15	7.875	286,500
Building & Construction (1.6%)
325	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)	(B-, Caa1)	10/01/15	9.500	243,750
275	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/08 @ $102.79)§	(B+, B1)	04/15/12	8.375	226,188
350	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(BB-, Ba3)	01/15/16	6.250	271,250
250	KB Home, Senior Notes§	(BB+, Ba1)	06/15/15	6.250	226,250
125	Technical Olympic USA, Inc., Rule 144A, Senior Notes‡#§	(CC, Caa3)	04/01/11	9.250	69,375
125	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31)	(CCC-, Caa3)	03/15/15	6.625	84,375
275	William Lyon Homes, Inc., Global Senior Notes (Callable 02/15/09 @ $103.75)	(B, Caa1)	02/15/14	7.500	174,625
50	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)	(B, Caa1)	12/15/12	7.625	32,000
					1,327,813
Building Materials (1.7%)
100	Building Materials Corp., Global Company Guaranteed Notes (Callable 08/01/09 @ $103.88)	(BB-, B2)	08/01/14	7.750	86,500
300	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B, B2)	10/01/12	9.875	297,000
150	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)§	(B-, B3)	12/15/12	7.875	157,500
275	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/08 @ $102.25)	(B-, B1)	11/01/11	9.000	283,250
325	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+, B3)	09/01/14	8.500	289,250
375	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)§	(CCC+, Caa1)	02/15/12	9.000	307,500
					1,421,000
Chemicals (3.9%)
525	Chemtura Corp., Company Guaranteed Notes	(BB+, Ba2)	06/01/16	6.875	504,000
325	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B3)	11/15/14	0.000	280,313
350	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25)§	(BB+, Ba2)	06/01/13	10.500	378,875

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Chemicals
$675	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/10 @ $104.00)	(B+, B1)	09/15/14	8.000	$750,937
250	Momentive Performance Materials, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/01/11 @ $105.75)‡§	(CCC+, Caa2)	12/01/16	11.500	242,500
200	Momentive Performance, Rule 144A, Company Guaranteed Notes (Callable 12/01/10 @ $104.88)‡	(B-, B3)	12/01/14	9.750	196,000
200	Mosaic Co., Rule 144A, Senior Notes (Callable 12/01/11 @ $103.81)‡	(BB-, Ba1)	12/01/16	7.625	216,500
250	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+§	(B-, B3)	02/01/14	0.000	228,750
150	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(BB-, B2)	08/15/14	9.000	153,000
300	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB-, B1)	02/01/17	7.000	301,500
					3,252,375
Computer Hardware (0.3%)
250	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	229,375
Consumer Products (1.5%)
500	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)+§	(CCC+, B3)	10/01/12	0.000	445,000
325	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	308,750
275	Del Laboratories, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.00)	(CCC, Caa2)	02/01/12	8.000	265,375
75	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B-, B3)	05/01/17	7.500	71,625
200	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B-, B3)	04/15/12	9.250	203,000
					1,293,750
Consumer/Commercial/Lease Financing (0.4%)
300	Residential Capital LLC, Company Guaranteed Notes	(BB+, Ba3)	02/22/11	6.000	219,148
200	Residential Capital LLC, Company Guaranteed Notes	(BB+, Ba3)	06/01/12	6.500	146,129
					365,277
Diversified Capital Goods (2.1%)
150	Actuant Corp., Rule 144A, Senior Notes (Callable 06/15/12 @ $103.44)‡	(BB-, Ba2)	06/15/17	6.875	150,750
200	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	204,500
325	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(CCC+, B3)	08/01/14	9.500	337,187

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Diversified Capital Goods
$325	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	$320,531
300	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+, Caa1)	08/15/14	10.000	306,000
100	Titan International, Inc., Global Company Guaranteed Notes	(B, B3)	01/15/12	8.000	100,500
309	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $103.29)	(B-, B3)	06/15/12	9.875	319,043
					1,738,511
Electric - Generation (4.4%)
500	AES Corp., Rule 144A, Senior Notes‡	(B, B1)	10/15/17	8.000	506,875
300	Calpine Generating Company LLC, Global Secured Notes (Callable 04/01/08 @ $103.50)#ø	(D, NR)	04/01/10	11.070	81,000
575	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B-, B2)	05/01/16	8.375	579,312
300	Dynegy Holdings, Inc., Rule 144A, Senior Notes‡	(B-, B2)	06/01/15	7.500	288,000
475	Edison Mission Energy, Rule 144A, Senior Notes‡	(BB-, B1)	05/15/17	7.000	466,687
438	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Baa3)	01/02/16	8.560	471,140
325	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	324,188
275	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B, B1)	02/01/14	7.250	275,688
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B, B1)	02/01/16	7.375	200,000
100	Reliant Energy, Inc., Secured Notes (Callable 12/15/09 @ $103.38)	(B, B2)	12/15/14	6.750	102,250
400	Reliant Energy, Inc., Senior Notes§	(B-, B3)	06/15/14	7.625	405,500
					3,700,640
Electric - Integrated (1.2%)
125	Mirant Americas Generation, LLC., Senior Unsecured Notes	(B-, Caa1)	05/01/11	8.300	127,031
100	Mirant Americas Generation, LLC., Senior Unsecured Notes	(B-, Caa1)	10/01/21	8.500	98,750
150	Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @ $104.31)	(B, Ba3)	03/15/14	8.625	159,346
650	Texas Competitive Electric Holdings Company LLC, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	656,500
					1,041,627

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Electronics (1.9%)
$450	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)§	(B, B1)	05/15/13	7.750	$437,063
625	Freescale Semiconductor, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(B, B1)	12/15/14	8.875	594,531
162	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.42)	(B, B2)	02/15/12	10.250	170,100
300	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.62)‡§	(B, Caa1)	01/15/16	11.250	289,875
75	Viasystems, Inc., Global Senior Unsecured Notes (Callable 01/15/08 @ $105.25)	(B-, Caa1)	01/15/11	10.500	75,750
					1,567,319
Energy - Exploration & Production (3.1%)
675	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB, Ba2)	01/15/16	6.875	675,000
275	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)§	(B, B1)	12/01/17	7.250	264,688
225	Forest Oil Corp., Rule 144A, Senior Notes (Callable 06/15/12 @ $103.63)‡	(B+, B1)	06/15/19	7.250	226,125
200	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50)‡§	(B, B3)	06/01/16	9.000	208,500
350	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B, B3)	07/15/13	9.125	373,187
375	Plains Exploration & Production, Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	375,000
225	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(B+, Ba3)	03/15/15	6.375	220,500
275	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)	(BB-, B1)	07/15/11	7.625	279,125
					2,622,125
Environmental (1.3%)
625	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+, B2)	04/15/14	7.375	634,375
425	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC+, Caa1)	04/15/14	9.500	427,125
					1,061,500
Food & Drug Retailers (1.4%)
325	Albertson's LLC, Senior Notes	(B, B1)	05/01/13	7.250	338,951
450	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)§	(CC, Caa3)	08/01/11	9.750	438,750
125	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	125,312
225	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)§	(B+, B2)	06/15/12	8.125	228,375
					1,131,388

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Food - Wholesale (0.6%)
$200	Dole Food Co., Debentures§#	(B-, Caa1)	07/15/13	8.750	$197,000
200	National Beef Packing Company LLC, Global Senior Unsecured Notes (Callable 08/01/08 @ $102.63)	(B-, Caa1)	08/01/11	10.500	202,000
75	Smithfield Foods, Inc., Senior Unsecured Notes§	(BB, Ba3)	07/01/17	7.750	77,625
					476,625
Forestry & Paper (2.6%)
225	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+, B2)	10/15/14	7.125	222,750
250	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 03/15/08 @ $103.67)	(B, B2)	03/15/10	9.750	246,875
475	Georgia-Pacific Corp., Debentures	(B, B2)	06/15/15	7.700	470,250
50	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(B, Ba3)	01/15/17	7.125	49,000
200	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)	(B-, B3)	08/15/13	9.500	211,000
175	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B, B2)	05/01/12	10.000	185,937
75	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/13	12.000	81,375
465	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/08 @ $102.79)	(CCC+, B3)	07/01/12	8.375	467,325
50	Verso Paper Holdings LLC/ Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)§	(CCC, B3)	08/01/16	11.375	53,250
150	Verso Paper Holdings LLC/ Inc., Series B, Global Secured Notes (Callable 08/01/10 @ $104.56)	(B+, B2)	08/01/14	9.125	155,625
					2,143,387
Gaming (4.2%)
250	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	235,000
200	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC+, B3)	08/01/13	8.000	193,000
193	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB-, Ba2)	11/15/19	7.250	189,140
150	Fontainebleau Las Vegas, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CCC+, Caa1)	06/15/15	10.250	141,000
250	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)	(B-, B3)	06/01/12	8.125	225,625

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gaming
$225	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)§	(B, B3)	11/15/10	12.000	$238,500
275	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	279,125
125	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/08 @ $102.38)	(B+, B1)	10/15/10	9.500	123,750
100	Majestic Star LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)	(CCC, Caa2)	01/15/11	9.750	85,500
200	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	06/01/16	7.500	199,750
650	MGM Mirage, Inc., Company Guaranteed Notes§	(BB, Ba2)	01/15/17	7.625	653,250
300	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB, Ba2)	04/01/13	6.750	294,000
300	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)	(B, Caa1)	06/01/15	8.500	255,750
425	Wimar Opco LLC, Rule 144A, Senior Subordinated Notes (Callable 12/15/10 @ $104.81)‡§	(CCC+, Caa1)	12/15/14	9.625	320,875
100	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BBB-, Ba2)	12/01/14	6.625	98,750
					3,533,015
Gas Distribution (2.8%)
275	Amerigas Partners/Eagle Finance Corp., Senior Notes (Callable 05/20/11 @ $103.56)	(NR, B1)	05/20/16	7.125	270,188
750	El Paso Performance-Link, Rule 144A, Notes‡	(BB, Ba3)	07/15/11	7.750	777,013
350	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B, B1)	03/01/16	8.250	367,500
275	Williams Companies, Inc., Global Senior Unsecured Notes#	(BB, Ba2)	03/15/12	8.125	297,688
625	Williams Partners LP, Global Senior Unsecured Notes	(BBB, Ba3)	02/01/17	7.250	647,656
					2,360,045
Health Services (6.0%)
105	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94)‡§	(B-, Caa1)	11/01/15	9.875	108,413
450	Community Health Systems, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $104.44)‡	(B-, B3)	07/15/15	8.875	457,875
275	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)§	(B, B2)	03/15/15	7.250	279,469
825	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	870,375
50	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	42,938
1,100	HCA, Inc., Global Senior Unsecured Notes§	(B-, Caa1)	02/15/16	6.500	944,625
50	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	44,625

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Health Services
$250	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)§	(CCC+, Caa1)	06/15/16	10.750	$265,000
175	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(CCC+, B3)	06/15/14	8.750	177,625
225	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB, Ba3)	01/15/16	7.000	226,687
100	Senior Housing Properties Trust, Senior Notes	(BB+, Ba2)	01/15/12	8.625	108,500
50	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/14	7.375	51,375
75	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/18	7.625	77,250
50	Service Corporation International, Global Senior Unsecured Notes	(BB-, B1)	04/01/15	6.750	50,125
175	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)	(BB-, Ba3)	02/15/13	6.250	169,312
700	Tenet Healthcare Corp., Global Senior Notes§	(CCC+, Caa1)	07/01/14	9.875	640,500
125	Universal Hospital Services, Inc., Rule 144A, Secured Notes (Callable 06/01/09 @ $102.00)‡#	(B+, B3)	06/01/15	8.759	125,937
150	Universal Hospital Services, Inc., Rule 144A, Secured Notes (Callable 06/01/11 @ $104.25)‡	(B+, B3)	06/01/15	8.500	153,375
225	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	220,500
					5,014,506
Hotels (0.7%)
100	Host Hotels & Resorts LP, Global Secured Notes (Callable 11/01/10 @ $103.44)§	(BB, NR)	11/01/14	6.875	101,250
225	Host Marriott LP, Global Senior Notes (Callable 11/01/08 @ $103.56)	(BB, Ba1)	11/01/13	7.125	229,500
275	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	276,375
					607,125
Household & Leisure Products (0.1%)
40	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)§	(B, B2)	06/15/14	8.250	40,000
75	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)	(CCC+, B2)	01/15/14	7.875	72,188
					112,188

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Leisure (0.9%)
$263	Bally Total Fitness Holding Corp., Secured Notes (Callable 07/15/08 @ $106.50)	(NR, NR)	07/15/11	13.000	$265,756
175	Six Flags, Inc., Global Senior Notes (Callable 02/01/08 @ $101.48)§	(CCC, Caa1)	02/01/10	8.875	150,063
400	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)§	(CCC, Caa1)	06/01/14	9.625	315,500
					731,319
Machinery (0.3%)
275	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	288,063
Media - Broadcast (2.5%)
250	Barrington Broadcasting, Global Company Guaranteed Notes (Callable 08/15/10 @ 105.25)	(CCC+, B3)	08/15/14	10.500	260,625
200	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	207,750
325	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00)‡#	(CCC-, Caa2)	01/15/13	11.493	331,500
200	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC+, Caa1)	06/15/15	9.250	192,500
250	Nexstar Finance Holdings LLC, Global Senior Discount Notes (Callable 04/01/08 @ $105.69)+	(CCC+, Caa1)	04/01/13	0.000	250,000
250	Rainbow National Services LLC, Rule 144A, Senior Notes (Callable 09/01/08 @ $104.38)‡	(B+, B2)	09/01/12	8.750	261,250
350	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88)‡§	(CCC+, B3)	03/15/15	9.750	344,750
325	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)§	(CCC-, Caa1)	01/15/14	8.750	281,937
					2,130,312
Media - Cable (4.4%)
425	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	418,625
250	CCH I Holdings LLC, Global Company Guaranteed Notes (Callable 12/24/07 @ $100.00)§	(CCC, Caa3)	04/01/14	9.920	205,000
725	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC, Caa2)	10/01/15	11.000	706,875
325	CCH II LLC, Series B, Global Senior Unsecured Notes (Callable 09/15/08 @ $105.13)	(CCC, Caa1)	09/15/10	10.250	332,313
281	Charter Communications Holdings LLC, Senior Discount Notes (Callable 12/24/07 @ $100.00)§	(CCC, Ca)	04/01/11	9.920	255,710
525	CSC Holdings, Inc., Global Senior Unsecured Notes	(B+, B2)	04/15/12	6.750	510,562
300	DirecTV Holdings/Finance, Global Senior Notes (Callable 03/15/08 @ $104.19)	(BB-, Ba3)	03/15/13	8.375	315,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Cable
$350	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	$357,875
315	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 12/24/07 @ $100.00)§	(B, B3)	10/01/09	9.750	316,181
25	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)	(B, B3)	10/15/15	8.500	24,750
250	Mediacom LLC/Capital Corp., Senior Notes (Callable 02/15/08 @ $100.00)§	(B, B3)	02/15/11	7.875	243,125
					3,686,016
Media - Services (0.4%)
125	Lamar Media Corp., Rule 144A, Senior Subordinated Notes (Callable 08/15/10 @ $103.31)‡	(B, Ba3)	08/15/15	6.625	120,313
250	WMG Holdings Corp., Global Company Guaranteed Notes (Callable 12/15/09 @ $104.75)+	(B, B2)	12/15/14	0.000	185,000
					305,313
Metals & Mining - Excluding Steel (2.1%)
100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(B-, B3)	12/15/14	9.000	90,750
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)	(B-, Caa1)	12/15/16	10.000	199,125
500	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BB, Ba3)	04/01/15	8.250	541,250
250	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BB, Ba3)	04/01/17	8.375	274,375
325	Noranda Aluminum Acquisition, Rule 144A, Senior Unsecured Notes (Callable 05/15/08 @ $102.00)‡#	(CCC+, B3)	05/15/15	9.360	301,437
200	Peabody Energy Corp., Global Company Guaranteed Notes	(BB, Ba1)	11/01/16	7.375	209,000
125	PNA Intermediate Holding Corp., Rule 144A, Senior Notes (Callable 02/15/08 @ $102.00)‡#	(B-, Caa1)	02/15/13	12.558	123,438
					1,739,375
Mortgage Banks & Thrifts (0.5%)
410	Countrywide Home Loans, Inc., Series MTNK, Global Notes§	(BBB+, Baa3)	12/19/07	4.250	405,153
Non-Food & Drug Retailers (3.1%)
325	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(CCC+, B2)	02/15/12	9.000	326,625
200	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B, B3)	03/15/17	7.625	188,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Non-Food & Drug Retailers
$250	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	$251,250
275	Claire's Stores, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/11 @ $104.81)‡	(CCC+, Caa1)	06/01/15	9.625	226,187
200	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)§	(B-, Caa1)	06/01/12	8.375	161,000
150	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)§	(BB, Ba3)	10/01/12	8.000	157,313
70	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)§	(CCC, B2)	11/01/14	10.000	70,875
305	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)§	(CCC, Caa1)	11/01/16	11.375	305,762
350	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B, B3)	10/15/15	10.375	382,375
553	PCA LLC/PCA Finance Corp., Global Company Guaranteed Notesø	(NR, NR)	08/01/09	11.875	32,489
265	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B2)	12/15/13	10.625	276,925
150	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(CCC+, B3)	02/15/15	8.500	141,375
100	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88)§	(CCC+, Caa1)	02/15/17	9.750	93,000
					2,613,176
Office Equipment (0.3%)
250	IKON Office Solutions, Inc., Global Senior Notes (Callable 09/15/10 @ $103.88)§	(BB, Ba3)	09/15/15	7.750	255,625
Oil Field Equipment & Services (0.4%)
325	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB-, Ba2)	07/15/14	7.375	334,750
Oil Refining & Marketing (0.5%)
275	Chaparral Energy, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $104.44)‡	(CCC+, Caa1)	02/01/17	8.875	258,500
175	Tesoro Corp., Rule 144A, Senior Notes (Callable 06/01/12 @ $103.25)‡	(BB+, Ba1)	06/01/17	6.500	173,688
					432,188
Packaging (2.5%)
125	Ball Corp., Company Guaranteed Notes (Callable 03/15/11 @ $103.31)	(BB, Ba1)	03/15/18	6.625	124,063
75	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	76,875

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Packaging
$175	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC+, Caa2)	03/01/16	10.250	$168,875
225	Berry Plastics Holding Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(B-, B3)	09/15/14	8.875	231,750
400	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)§	(CCC, Caa2)	12/01/12	11.000	302,000
105	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B, B1)	11/15/15	7.750	108,675
350	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa1)	10/15/14	9.875	348,250
100	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(B, B3)	05/15/13	8.250	104,500
100	Owens-Illinois, Inc., Debentures§	(B, Caa1)	05/15/18	7.800	100,750
225	Pliant Corp., Global Company Guaranteed Notes (Callable 06/01/08 @ $102.78)§	(CCC, Caa1)	09/01/09	11.125	195,750
375	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)§	(CCC-, Caa2)	02/15/14	8.500	339,375
					2,100,863
Printing & Publishing (2.7%)
200	American Media Operations, Inc., Series B, Global Company Guaranteed Notes§	(CCC-, Caa2)	05/01/09	10.250	192,000
200	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50)+	(B, B2)	11/15/13	0.000	190,500
150	Dex Media, Inc., Global Senior Unsecured Notes (Callable 11/15/08 @ $104.00)	(B, B2)	11/15/13	8.000	151,125
250	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(B+, B2)	11/15/16	8.000	251,875
325	R. H. Donnelley Corp., Rule 144A, Senior Notes (Callable 10/15/12 @ $104.44)‡	(B, B3)	10/15/17	8.875	326,625
300	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)§	(B, B3)	01/15/13	6.875	283,500
25	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	23,625
50	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B, B3)	01/15/16	8.875	50,250
275	Reader's Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50)‡	(CCC+, Caa1)	02/15/17	9.000	246,469
300	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa1)	01/15/15	10.500	300,000
255	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)§	(B-, B3)	03/01/15	8.250	216,112
					2,232,081

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Restaurants (0.4%)
$250	Buffets, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $106.25)§	(CC, Caa3)	11/01/14	12.500	$163,125
125	Denny's Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(B-, B3)	10/01/12	10.000	129,063
75	OSI Restaurant Partners, Inc., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.00)‡§	(CCC+, Caa1)	06/15/15	10.000	64,875
					357,063
Software/Services (1.2%)
375	First Data Corp., Rule 144A, Company Guaranteed Notes (Callable 09/30/11 @ $104.94)‡§	(B-, B3)	09/24/15	9.875	359,531
600	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	628,500
					988,031
Steel Producers/Products (1.0%)
250	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $102.58)	(B+, B1)	06/15/12	7.750	256,250
275	PNA Group, Inc., Global Senior Unsecured Notes (Callable 09/01/11 @ $105.38)	(B-, B3)	09/01/16	10.750	282,562
300	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B-, B3)	02/15/14	11.250	311,250
0	WCI Steel Acquisition, Inc., Senior Notes[1]	(NR, NR)	05/01/16	8.000	331
					850,393
Support - Services (5.3%)
400	Allied Security Escrow Corp., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+, Caa1)	07/15/11	11.375	384,000
300	Aramark Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.25)	(B-, B3)	02/01/15	8.500	305,250
125	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50)‡	(B, B1)	08/15/16	9.000	121,875
150	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	155,625
175	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)§	(CCC+, Caa1)	06/01/16	10.250	184,625
300	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(B, B1)	01/01/14	8.875	310,500
275	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)§	(B, B3)	01/01/16	6.625	262,625
250	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/08 @ $103.56)#	(CCC+, Caa1)	05/15/13	10.670	260,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Support - Services
$225	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/08 @ $103.21)§	(CCC+, B3)	05/15/12	9.625	$234,563
225	Kar Holdings, Inc., Rule 144A, Senior Notes (Callable 05/01/10 @ $104.38)‡§	(CCC, B3)	05/01/14	8.750	218,250
100	Kar Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/01/11 @ $105.00)‡	(CCC, Caa1)	05/01/15	10.000	96,000
325	Mobile Mini, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $103.44)	(BB-, B1)	05/01/15	6.875	310,375
200	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88)‡	(B-, B3)	08/01/14	9.750	202,000
300	Neff Corp., Global Company Guaranteed Notes (Callable 06/01/11 @ $105.00)§	(B-, Caa2)	06/01/15	10.000	217,500
350	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)§	(B-, Caa1)	12/01/14	9.500	338,187
100	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC+, Caa1)	09/01/16	11.875	108,500
270	Travelport LLC., Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC+, B3)	09/01/14	9.875	279,450
325	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)	(B, B3)	02/15/14	7.000	346,125
100	Varietal Distribution, Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $105.13)‡	(CCC+, Caa1)	07/15/15	10.250	98,500
					4,433,950
Telecom - Fixed Line (0.9%)
575	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.00)#	(CCC+, Caa1)	02/15/15	9.150	521,812
250	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	260,938
					782,750
Telecom - Integrated/Services (2.4%)
350	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)	(B-, B2)	01/15/14	8.375	352,625
275	Citizens Communications Co., Senior Notes	(BB+, Ba2)	01/15/13	6.250	271,563
25	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC, Caa1)	05/01/15	12.500	27,250

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecom - Integrated/Services
$175	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B-, B1)	04/15/14	9.500	$180,469
200	Paetec Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $104.75)‡	(CCC+, Caa1)	07/15/15	9.500	206,000
50	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)	(B+, Ba3)	02/15/11	7.250	50,750
525	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+, Ba3)	02/15/14	7.500	534,187
50	Windstream Corp., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(BB-, Ba3)	03/15/19	7.000	49,500
325	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB-, Ba3)	08/01/16	8.625	349,375
					2,021,719
Telecom - Wireless (1.5%)
200	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC+, B2)	06/15/13	10.125	213,500
175	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(CCC, Caa1)	11/01/14	9.375	174,563
300	Metro PCS Wireless, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63)‡	(CCC, Caa1)	11/01/14	9.250	299,250
125	Rural Cellular Corp., Global Senior Unsecured Notes (Callable 01/15/08 @ $101.63)	(CCC, B3)	02/01/10	9.875	130,938
125	Rural Cellular Corp., Rule 144A, Senior Subordinated Notes (Callable 06/01/08 @ $102.00)‡#	(CCC, Caa2)	06/01/13	8.621	128,281
250	SunCom Wireless Holdings, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)§	(CCC, Caa2)	06/01/13	8.500	263,437
					1,209,969
Textiles & Apparel (0.4%)
300	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	314,625
Theaters & Entertainment (0.4%)
350	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B2)	03/01/14	8.000	343,875

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Transportation - Excluding Air/Rail (0.2%)
$150	Bristow Group, Inc., Rule 144A, Senior Notes (Callable 09/15/12 @ $103.75)‡	(BB, Ba2)	09/15/17	7.500	$155,250
TOTAL CORPORATE BONDS (Cost $74,064,823)					72,843,930
FOREIGN BONDS (7.8%)
Chemicals (0.7%)
350	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡§	(B, B2)	08/15/15	8.375	315,000
275	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡§	(B-, B3)	02/15/16	8.500	262,625
					577,625
Electronics (0.8%)
175	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/09 @ $105.06) (Singapore)#	(B, B2)	12/01/13	10.125	189,875
175	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.75) (Netherlands)§	(B, B3)	10/15/15	9.500	165,813
350	NXP BV/NXP Funding LLC, Global Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)§	(BB, Ba3)	10/15/14	7.875	343,437
					699,125
Energy - Exploration & Production (0.3%)
275	OPTI Canada, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.13) (Canada)‡	(BB+, B1)	12/15/14	8.250	277,062
Forestry & Paper (0.7%)
250	Abitibi-Consolidated, Inc., Global Notes (Canada)§	(B, B3)	06/15/11	7.750	208,750
325	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)§	(B, B3)	11/15/11	7.950	280,312
50	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)§	(B, B2)	04/01/15	7.750	49,500
					538,562
Leisure (0.4%)
300	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)#	(B, B3)	07/15/14	10.625	305,250
Media - Cable (0.8%)
300	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	318,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Media - Cable
$250	Unity Media GmbH, Rule 144A, Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(CCC+, Caa2)	02/15/15	10.125	$386,102
					704,102
Media - Diversified (0.2%)
200	Quebecor Media, Inc., Rule 144A, Notes (Canada)‡	(B, B2)	03/15/16	7.750	194,000
Metals & Mining - Excluding Steel (0.0%)
350	International Utility Structures, Inc., Yankee Senior Subordinated Notes (Canada)ø^	(NR, NR)	02/01/08	10.750	0
Oil Refining & Marketing (0.2%)
75	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda)‡	(BB-, B1)	05/01/14	6.750	71,625
75	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $103.50) (Bermuda)‡	(BB-, B1)	05/01/17	7.000	70,875
					142,500
Pharmaceuticals (0.3%)
225	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	226,688
Printing & Publishing (0.1%)
100	Quebecor World, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $104.88) (Canada)‡	(B, Caa1)	01/15/15	9.750	98,000
Support-Services (0.4%)
350	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B1)	08/01/15	8.625	336,000
Telecom - Integrated/Services (2.0%)
400	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	426,000
250	Intelsat Bermuda, Ltd., Global Company Guaranteed (Callable 01/15/08 @ $102.00) (Bermuda)#	(B, Caa1)	01/15/15	8.886	255,000
50	Intelsat Bermuda, Ltd., Global Senior Unsecured Notes (Bermuda)	(B, Caa1)	11/01/13	6.500	39,500
700	Intelsat, Ltd., Global Senior Unsecured Notes (Callable 06/15/11 @ $105.62) (Bermuda)	(B-, Caa1)	06/15/16	11.250	756,000
150	Nordic Telephone Co. Holdings, Rule 144A, Secured Notes (Callable 05/01/08 @ $101.00) (Denmark)‡#	(B, B2)	05/01/16	9.752	222,438
					1,698,938

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2007

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Telecommunication Equipment (0.2%)
$150	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Canada)‡#	(B-, B3)	07/15/11	9.493	$148,875
Textiles & Apparel (0.1%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(CCC, B3)	11/15/12	9.875	110,676
Transportation - Excluding Air/Rail (0.6%)
250	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B+, B1)	12/15/13	8.500	256,875
250	Stena AB, Global Senior Notes (Callable 12/01/09 @ $103.50) (Sweden)	(BB-, Ba3)	12/01/16	7.000	247,500
					504,375
TOTAL FOREIGN BONDS (Cost $6,663,063)					6,561,778
Number of Shares
COMMON STOCKS (1.0%)
Chemicals (0.3%)
9,785	Huntsman Corp.				257,835
Electric - Integrated (0.4%)
8,575	Mirant Corp.*§				363,237
Steel Producers/Products (0.3%)
6,215	WCI Steel Acquisition, Inc.*				217,525
TOTAL COMMON STOCKS (Cost $356,878)					838,597
WARRANTS (0.0%)
Telecom - Fixed Line (0.0%)
100	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10*‡^ (Cost $2,500)				0
SHORT-TERM INVESTMENT (26.6%)
22,309,276	State Street Navigator Prime Portfolio§§‡‡ (Cost $22,309,276)				22,309,276
TOTAL INVESTMENTS AT VALUE (122.4%) (Cost $103,396,540)					102,553,581
LIABILITIES IN EXCESS OF OTHER ASSETS (-22.4%)					(18,769,471)
NET ASSETS (100.0%)					$83,784,110

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2007

  INVESTMENT ABBREVIATIONS

  MTNK = Medium Term Notes, Series K
  NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities amounted to a value of $15,230,312 or 18.2% of net assets.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

#  Variable rate obligations — The interest rate shown is the rate as of October 31, 2007.

+  Step Bond — The interest rate stated is as of October 31, 2007 and will reset at a future date.

ø  Bond is currently in default.

*  Non-income producing security.

1  Par value of security held is less than 1,000.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

‡‡  Collateral segregated for swap contracts.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statement of Assets and Liabilities
October 31, 2007

Assets
Investments at value, including collateral for securities on loan of $22,309,276 (Cost $103,396,540) (Note 2)	$102,553,581[1]
Foreign currency at value (cost $61)	62
Receivable for fund shares sold	3,088,608
Interest receivable	1,911,919
Receivable for investments sold	909,639
Swap contracts at value (net of upfront payments of $68,750) (Note 2)	35,971
Prepaid expenses and other assets	29,271
Total Assets	108,529,051
Liabilities
Advisory fee payable (Note 3)	15,826
Administrative services fee payable (Note 3)	14,264
Distribution fee payable (Note 3)	45,050
Payable upon return of securities loaned (Note 2)	22,309,276
Due to custodian	968,243
Payable for investments purchased	810,228
Dividend payable	287,805
Payable for fund shares redeemed	210,131
Unrealized depreciation on forward currency contracts (Note 2)	16,633
Trustees' fee payable	10,269
Other accrued expenses payable	57,216
Total Liabilities	24,744,941
Net Assets
Capital stock, $0.001 par value (Note 6)	10,906
Paid-in capital (Note 6)	82,324,960
Accumulated net investment loss	(92,312)
Accumulated net realized gain from investments, swap contracts and foreign currency transactions	2,431,968
Net unrealized depreciation on investments, swap contracts and foreign currency translations	(891,412)
Net Assets	$83,784,110
Common Shares
Net assets	$484,386
Shares outstanding	63,252
Net asset value, offering price, and redemption price per share	$7.66
A Shares
Net assets	$40,821,814
Shares outstanding	5,313,617
Net asset value and redemption price per share	$7.68
Maximum offering price per share (net asset value/ (1-4.75%))	$8.06
B Shares
Net assets	$15,018,885
Shares outstanding	1,956,601
Net asset value and offering price per share	$7.68
C Shares
Net assets	$27,459,025
Shares outstanding	3,572,904
Net asset value and offering price per share	$7.69

1  Including $21,851,819 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statement of Operations
For the Year Ended October 31, 2007

Investment Income (Note 2)
Interest	$8,754,535
Dividends	2,936
Securities lending	103,809
Total investment income	8,861,280
Expenses
Investment advisory fees (Note 3)	689,212
Administrative services fees (Note 3)	170,252
Distribution fees (Note 3)
Class A	117,588
Class B	194,665
Class C	330,902
Transfer agent fees	51,909
Registration fees	47,119
Printing fees (Note 3)	44,753
Audit and tax fees	30,761
Legal fees	27,545
Interest expense (Note 4)	26,675
Trustees' fees	22,308
Custodian fees	13,900
Insurance expense	7,346
Commitment fees (Note 4)	2,385
Miscellaneous expense	22,342
Total expenses	1,799,662
Less: fees waived (Note 3)	(305,937)
Net expenses	1,493,725
Net investment income	7,367,555
Net Realized and Unrealized Gain (Loss) from Investments, Swap Contracts and Foreign Currency Related Items
Net realized gain from investments	2,701,383
Net realized loss from swap contracts	(3,819)
Net realized loss from foreign currency transactions	(87,440)
Net change in unrealized appreciation (depreciation) from investments	(3,085,425)
Net change in unrealized appreciation (depreciation) from swap contracts	(32,779)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(30,836)
Net realized and unrealized loss from investments, swap contracts and foreign currency related items	(538,916)
Net increase in net assets resulting from operations	$6,828,639

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2007	For the Year Ended October 31, 2006
From Operations
Net investment income	$7,367,555	$9,674,448
Net realized gain from investments, swap contracts and foreign currency transactions	2,610,124	1,435,784
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency translations	(3,149,040)	228,972
Net increase in net assets resulting from operations	6,828,639	11,339,204
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(39,946)	(44,533)
Class A shares	(3,844,995)	(4,779,208)
Class B shares	(1,434,038)	(1,852,857)
Class C shares	(2,433,748)	(3,197,863)
Distributions from net realized gains
Common Class shares	(2,130)	(15,215)
Class A shares	(242,428)	(1,915,908)
Class B shares	(102,222)	(804,284)
Class C shares	(169,293)	(1,403,618)
Net decrease in net assets resulting from dividends and distributions	(8,268,800)	(14,013,486)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	12,342,393	20,286,791
Reinvestment of dividends and distributions	3,762,609	6,821,779
Net asset value of shares redeemed	(46,241,248)	(63,719,500)
Net decrease in net assets from capital share transactions	(30,136,246)	(36,610,930)
Net decrease in net assets	(31,576,407)	(39,285,212)
Net Assets
Beginning of year	115,360,517	154,645,729
End of year	$83,784,110	$115,360,517
Undistributed net investment income/(loss)	$(92,312)	$134,538

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$7.82	$7.95	$8.53	$8.27	$7.19
INVESTMENT OPERATIONS
Net investment income	0.63[1]	0.62[1]	0.67[1]	0.71	0.70
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(0.09)	0.11	(0.42)	0.27	1.08
Total from investment operations	0.54	0.73	0.25	0.98	1.78
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.66)	(0.64)	(0.70)	(0.72)	(0.70)
Distributions from net realized gains	(0.04)	(0.22)	(0.13)	—	—
Total dividends and distributions	(0.70)	(0.86)	(0.83)	(0.72)	(0.70)
Net asset value, end of year	$7.66	$7.82	$7.95	$8.53	$8.27
Total return[2]	7.02%	9.77%	3.02%	12.37%	25.49%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$484	$530	$549	$1,081	$1,029
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	0.85%	1.10%
Ratio of net investment income to average net assets	8.02%	8.01%	8.10%	8.46%	8.97%
Decrease reflected in above operating expense ratios due to waivers	0.32%	0.21%	0.10%	0.05%	0.14%
Portfolio turnover rate	49%	63%	38%	16%	20%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$7.84	$7.97	$8.55	$8.29	$7.21
INVESTMENT OPERATIONS
Net investment income	0.61[1]	0.60[1]	0.65[1]	0.69	0.73
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(0.09)	0.11	(0.42)	0.27	1.05
Total from investment operations	0.52	0.71	0.23	0.96	1.78
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.64)	(0.62)	(0.68)	(0.70)	(0.70)
Distributions from net realized gains	(0.04)	(0.22)	(0.13)	—	—
Total dividends and distributions	(0.68)	(0.84)	(0.81)	(0.70)	(0.70)
Net asset value, end of year	$7.68	$7.84	$7.97	$8.55	$8.29
Total return[2]	6.74%	9.46%	2.75%	12.09%	25.44%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$40,822	$53,929	$71,651	$131,699	$134,123
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	7.75%	7.76%	7.85%	8.21%	8.58%
Decrease reflected in above operating expense ratios due to waivers	0.31%	0.21%	0.10%	0.05%	0.14%
Portfolio turnover rate	49%	63%	38%	16%	20%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$7.83	$7.95	$8.52	$8.27	$7.19
INVESTMENT OPERATIONS
Net investment income	0.55[1]	0.55[1]	0.59[1]	0.63	0.65
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(0.09)	0.10	(0.42)	0.26	1.07
Total from investment operations	0.46	0.65	0.17	0.89	1.72
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.57)	(0.55)	(0.61)	(0.64)	(0.64)
Distributions from net realized gains	(0.04)	(0.22)	(0.13)	—	—
Total dividends and distributions	(0.61)	(0.77)	(0.74)	(0.64)	(0.64)
Net asset value, end of year	$7.68	$7.83	$7.95	$8.52	$8.27
Total return[2]	6.01%	8.72%	1.91%	11.13%	24.55%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$15,019	$22,787	$29,992	$43,077	$42,536
Ratio of expenses to average net assets	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	7.01%	7.01%	7.10%	7.46%	7.87%
Decrease reflected in above operating expense ratios due to waivers	0.30%	0.21%	0.10%	0.05%	0.14%
Portfolio turnover rate	49%	63%	38%	16%	20%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$7.84	$7.96	$8.54	$8.28	$7.20
INVESTMENT OPERATIONS
Net investment income	0.55[1]	0.55[1]	0.59[1]	0.63	0.64
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(0.09)	0.10	(0.42)	0.27	1.08
Total from investment operations	0.46	0.65	0.17	0.90	1.72
LESS DIVIDENDS AND DSITRIBUTIONS
Dividends from net investment income	(0.57)	(0.55)	(0.62)	(0.64)	(0.64)
Distributions from net realized gains	(0.04)	(0.22)	(0.13)	—	—
Total dividends and distributions	(0.61)	(0.77)	(0.75)	(0.64)	(0.64)
Net asset value, end of year	$7.69	$7.84	$7.96	$8.54	$8.28
Total return[2]	6.02%	8.72%	1.91%	11.26%	24.54%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$27,459	$38,114	$52,454	$92,967	$94,255
Ratio of expenses to average net assets	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	7.01%	7.01%	7.10%	7.46%	7.86%
Decrease reflected in above operating expense ratios due to waivers	0.31%	0.21%	0.10%	0.05%	0.14%
Portfolio turnover rate	49%	63%	38%	16%	20%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Notes to Financial Statements
October 31, 2007

Note 1. Organization

Credit Suisse High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund is authorized to offer four Classes of shares: Common Class, Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Common Class shareholders may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Class A shares are sold subject to a front-end sales charge up to 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2007, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency Contracts	Expiration Date	Foreign Currency To Be Sold	Contract Amount	Contract Value	Unrealized Loss
European Economic Unit	01/09/09	€(505,000)	$(714,630)	$(731,263)	$(16,633)

I) TBA PURCHASE COMMITMENTS — The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described above under "Security Valuation".

J) SWAPS — The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The "buyer" in a credit default swap is obligated to pay the "seller" an upfront payment or a periodic stream of payments over the term of the agreement, provided that no credit event on an underlying reference obligation has occurred. If a credit event occurs, the seller must pay the buyer the full

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

notional value, or "par value," of the reference obligation in exchange for the reference obligation. As a result of counterparty risk, credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly.

If the Fund is a buyer and no credit event occurs, the cost to the Fund is the premium paid with respect to the agreement. If a credit event occurs, however, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. On the other hand, the value of any deliverable obligations paid by the Fund to the seller, coupled with the up front or periodic payments previously received by the seller, may be less than the full notional value the seller pays to the Fund, resulting in a loss of value to the Fund.

If the Fund is a seller and no credit event occurs, the Fund would generally receive an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years. If a credit event occurs, however, generally the Fund would have to pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. When the Fund acts as a seller of a credit default swap agreement it is exposed to speculative exposure risk since, if a credit event occurs, the Fund may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations of the reference entity. As a result, the Fund bears the entire risk of loss due to a decline in value of a referenced security on a credit default swap it has sold if there is a credit event with respect to the security. The Fund bears the same risk as a buyer of fixed income securities directly. The Fund will sell a credit derivative only with respect to securities in which it would be authorized to invest.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

As the seller of a credit default swap the Fund would be subject to investment exposure on the notional amount of the swap. Accordingly, the

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

Fund will segregate liquid investments in an amount equal to the aggregate market value of the of the credit default swaps of which it is the seller, marked to market on a daily basis. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is the possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet current obligations. The notional amount of the aggregate credit exposure to which the Fund is subject, plus the market value of the Fund's investments in credit derivatives and/or premiums paid therefor as a buyer of credit derivatives, may not exceed the Fund's total assets.

When the Fund buys or sells a credit derivative, the underlying issuer (s) or obligor(s) as well as the counterparty to the transaction will be treated as an issuer for purposes of complying with the Fund's issuer diversification and industry concentration policies, absent regulatory guidance to the contrary. The Fund may, but is not required to, use credit swaps or any other credit derivative. There is no assurance that credit derivatives will be available at any time or, if used, that the derivatives will be used successfully.

Tax Considerations. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

At October 31, 2007, the Fund had outstanding credit default swap contracts as follows:

Currency	Notional Amount	Expiration Date	Underlying Instrument	Counterparty	Annual Rate	Unrealized Appreciation / (Depreciation)	Upfront Payment
USD	1,250,000	6/20/12	CDX North America High Yield Index	Lehman Brothers	2.75%	$(32,779)	$68,750

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from the securities lending activities. During the year ended October 31, 2007, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $1,405,539, of which $1,277,442 was rebated to borrowers (brokers). The Fund retained $103,809 in income from the cash collateral investment and SSB, as lending agent, was paid $24,288. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

L) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the year ended October 31, 2007, investment advisory fees earned and voluntarily waived were $689,212 and $305,937, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2007. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 3. Transactions with Affiliates and Related Parties

annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2007, co-administrative services fees earned by CSAMSI were $91,001. Effective December 1, 2006, the co-administration fee was reduced from an annual rate of 0.10% to 0.09%.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $79,251.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. CSAMSI is currently paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets.

For the year ended October 31, 2007, CSAMSI and its affiliates advised the Fund that they retained $6,390 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2007, Merrill was paid $38,838 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2007, the Fund had no loans outstanding under the Credit Facility.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 4. Line of Credit

During the year ended October 31, 2007, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
$2,986,750	5.742%	$6,007,000

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2007, purchases and sales of investment securities (excluding short-term investments) were $48,220,924 and $80,229,695, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class were as follows:

	Common Class
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends and distributions	5,248	$40,965	7,395	$57,454
Shares redeemed	(9,841)	(77,146)	(8,597)	(66,582)
Net decrease	(4,593)	$(36,181)	(1,202)	$(9,128)
	Class A
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	1,131,872	$8,856,922	1,809,160	$14,155,825
Shares issued in reinvestment of dividends and distributions	334,176	2,623,566	613,718	4,783,876
Shares redeemed	(3,032,684)	(23,958,557)	(4,536,117)	(35,408,900)
Net decrease	(1,566,636)	$(12,478,069)	(2,113,239)	$(16,469,199)

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 6. Capital Share Transactions

	Class B
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	145,672	$1,146,122	220,954	$1,717,447
Shares issued in reinvestment of dividends and distributions	57,714	452,012	90,191	701,997
Shares redeemed	(1,158,353)	(9,088,532)	(1,171,993)	(9,117,797)
Net decrease	(954,967)	$(7,490,398)	(860,848)	$(6,698,353)
	Class C
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	296,587	$2,339,349	566,519	$4,413,519
Shares issued in reinvestment of dividends and distributions	82,292	646,066	164,047	1,278,452
Shares redeemed	(1,669,833)	(13,117,013)	(2,456,305)	(19,126,221)
Net decrease	(1,290,954)	$(10,131,598)	(1,725,739)	$(13,434,250)

Effective March 1, 2007, the Fund imposes a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On October 31, 2007, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	3	89%
Class A	4	65%
Class B	1	39%
Class C	1	55%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 7. Federal Income Taxes

The tax characteristics of dividends and distributions paid during the years ended October 31, 2007 and 2006 by the Fund were as follows:

Ordinary Income		Long-Term Capital Gain
2007	2006	2007	2006
$7,752,727	$9,874,461	$516,073	$4,139,025

The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales, income from defaulted bonds and mark to market of forwards and swap contracts. At October 31, 2007, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed net investment income	$1,099,749
Undistributed ordinary income — other	(283,838)
Accumulated net realized gain	1,905,775
Unrealized depreciation	(1,273,442)
$1,448,244

At October 31, 2007, the Fund had no capital loss carryforwards available to offset possible future capital gains.

At October 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $103,824,015, $2,228,354, $(3,498,788) and $(1,270,434), respectively.

At October 31, 2007, the Fund reclassified $158,322 from accumulated net realized gain from investments to undistributed net investment loss, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency, defaulted bonds and swap income reclass. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 9. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. On December 22, 2006, the SEC indicated that they would not object if the Fund implements FIN 48 in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Management is evaluating the application of the Interpretation to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

Credit Suisse High Income Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Credit Suisse High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse High Income Fund (the "Fund") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 26, 2007

Credit Suisse High Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Trustee, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	36	Director of
Epoch Holding
Corporation
 (an investment management and investment advisory services company); Director of The Adams Express Company (a closed-end investment company); Director of Petroleum and Resources Corporation
					(a closed-end investment company).

Richard H. Francis c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1932)	Trustee, Nominating and Audit Committee Member	Since 2001	Currently retired	29	None

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Trustee, Nominating and Audit Committee Member	Since 2001	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	29	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Alcan, Inc. (smelting and refining of nonferrous metals company).

1  Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Director
Independent Trustees

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Trustee, Nominating and Audit Committee Member	Since 2000	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	29	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Nominating Committee Chairman and Audit Committee Member	Trustee since 2001 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	36	Director of iCAD, Inc. (surgical and medical instruments
					and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Interested Trustee

Michael E. Kenneally[2] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1954)	Trustee	Since 2004	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	29	None

2  Mr. Kenneally is a Trustee who is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because he was an officer of Credit Suisse within the last two fiscal years.

Credit Suisse High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Lawrence D. Haber c/o Credit Suisse Asset Management, LLC. Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1951)	Chief Executive Officer and President	Since 2007	Managing Director and Chief Operating Officer of Credit Suisse; Member of Credit Suisse's Management Committee; Chief Financial Officer of Merrill Lynch Investment Managers from 1997 to 2003.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 2001	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1965)	Treasurer	Since 2006	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse High Income Fund
October 31, 2007 (unaudited)

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2007, the Fund designates approximately $2,936, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during calendar year 2007, complete information will be reported in conjunction with Form 1099-DIV.

During the year ended October 31, 2007, the Fund declared $516,073 in dividends that were designated as long-term capital gains dividends.

Credit Suisse High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  HI-AR-1007

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2007. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2007.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2006 and October 31, 2007.

	2006	2007

Audit Fees	$24,073	$24,795

Audit-Related Fees[1]	$3,245	$3,340

Tax Fees[2]	$2,515	$2,590

All Other Fees	--	--

Total	$29,833	$30,725

1 Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,245 for 2006 and $3,340 for 2007).

2 Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2006 and October 31, 2007.

	2006	2007

Audit-Related Fees	N/A	N/A

2

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2006	2007

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

3

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation
S-X, for the registrant’s fiscal years ended October 31, 2006 and October 31, 2007:

	2006	2007

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2006 and October 31, 2007 were $5,760 and $5,930, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

4

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	January 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	January 8, 2008

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	January 8, 2008

6